UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05216

ELFUN INTERNATIONAL EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments

Elfun International Equity Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Common Stock—95.8% †	Number of Shares	Fair Value

Australia—2.3%
Brambles Ltd.	361,205	$3,190
CSL Ltd.	46,204	2,853
		6,043

Belgium—1.0%
Anheuser-Busch InBev N.V.	27,568	2,735

Canada—1.2%
Cenovus Energy Inc.	37,699	1,167
Potash Corporation of Saskatchewan Inc.	51,287	2,014
		3,181

China—1.0%
Baidu Inc. ADR	29,288	2,568	(a)

France—9.3%
AXA S.A.	142,751	2,458
BNP Paribas S.A.	83,822	4,309
Cap Gemini S.A.	25,077	1,143
Cie Generale d’Optique Essilor International S.A.	31,343	3,492
European Aeronautic Defence and Space Company N.V.	15,886	810
LVMH Moet Hennessy Louis Vuitton S.A.	13,645	2,346
Safran S.A.	121,569	5,432
Schneider Electric S.A.	9,123	668
Total S.A.	33,119	1,589
Vallourec S.A.	50,995	2,455
		24,702

Germany—10.3%
Bayer AG	31,246	3,229
Deutsche Bank AG	61,938	2,419
Fresenius SE & Company KGaA	28,066	3,470
HeidelbergCement AG	61,713	4,443
Linde AG	34,698	6,463
SAP AG	72,684	5,833
Siemens AG	14,905	1,608
		27,465

Hong Kong—2.4%
AIA Group Ltd.	1,447,366	6,321

India—0.8%
ICICI Bank Ltd.	69,852	1,350
Power Grid Corporation of India Ltd.	398,751	776
		2,126

Italy—2.3%
Eni S.p.A.	62,081	1,397
Intesa Sanpaolo S.p.A.	622,386	912
Luxottica Group S.p.A.	78,200	3,927
		6,236

Japan—21.0%
Astellas Pharma Inc.	49,900	2,686
Bridgestone Corp.	163,000	5,461
Daito Trust Construction Company Ltd.	17,200	1,474
FANUC Corp.	19,600	3,000
JGC Corp.	54,985	1,407
Kubota Corp.	217,000	3,135
Mitsubishi Estate Company Ltd.	157,000	4,426
Mitsubishi Heavy Industries Ltd.	282,000	1,626
Mitsubishi UFJ Financial Group Inc.	790,300	4,741	(a)
Mitsui & Company Ltd.	79,900	1,120
Murata Manufacturing Company Ltd.	13,800	1,039
Softbank Corp.	108,399	4,981
Sony Financial Holdings Inc.	98,400	1,466
The Bank of Yokohama Ltd.	375,990	2,175
Tokio Marine Holdings Inc.	148,000	4,257	(a)
Toyota Motor Corp.	160,482	8,236
Unicharm Corp.	82,466	4,710
		55,940

Netherlands—2.2%
ING Groep N.V.	445,795	3,170	(a)
Unilever N.V.	62,106	2,549
		5,719

Norway—1.3%
Subsea 7 S.A.	148,193	3,468

South Korea—1.6%
Samsung Electronics Company Ltd.	3,159	4,288

Sweden—5.2%
Alfa Laval AB	87,694	2,024
Assa Abloy AB	70,399	2,882
Hexagon AB	90,994	2,484
Svenska Cellulosa AB	86,367	2,231	(a)
Telefonaktiebolaget LM Ericsson	329,886	4,119
		13,740

Switzerland—8.8%
Nestle S.A.	94,175	6,828
Novartis AG	28,403	2,023
Roche Holding AG	21,881	5,106
Syngenta AG	10,600	4,433
The Swatch Group AG	3,617	2,108
Zurich Insurance Group AG	10,594	2,956
		23,454

Taiwan—1.7%
Taiwan Semiconductor Manufacturing Company Ltd.	1,349,400	4,512
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,842	84
		4,596

Thailand—0.3%
Bangkok Bank PCL	104,100	789

United Kingdom—23.1%
Aggreko PLC	58,486	1,583
Barclays PLC	953,476	4,216
BG Group PLC	107,988	1,852
BHP Billiton PLC	126,511	3,678
Capita PLC	207,043	2,826
Diageo PLC	192,746	6,073
Experian PLC	96,823	1,676
GlaxoSmithKline PLC	177,023	4,135
HSBC Holdings PLC	616,199	6,574
Intertek Group PLC	23,428	1,207
National Grid PLC	306,136	3,556
Prudential PLC	276,511	4,471
Rio Tinto PLC	70,364	3,296
Royal Dutch Shell PLC	128,536	4,154
Standard Chartered PLC	179,428	4,642
Vodafone Group PLC	1,371,587	3,886
WPP PLC	222,148	3,539
		61,364
Total Common Stock
(Cost $216,299)		254,735

Preferred Stock—1.3%

Germany—1.3%
Volkswagen AG	17,401	3,463
(Cost $3,018)

Total Investments in Securities
(Cost $219,317)		258,198

Short-Term Investments—3.2%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $8,458)		8,458	(b,c)

Total Investments
(Cost $227,775)		266,656

Liabilities in Excess of Other Assets, net—(0.3)%		(713)

NET ASSETS—100.0%		$265,943

Other Information:

The Fund had the following long futures contracts open at March 31, 2013:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	June 2013	9	$295	$(10)
FTSE 100 Index Futures	June 2013	8	771	(10)
Topix Index Futures	June 2013	5	552	25

				$5

The Fund was invested in the following categories at March 31, 2013:

Industry	Percentage (based on Fair Value)
Diversified Financial Services	7.52%
Pharmaceuticals	6.43%
Life & Health Insurance	4.60%
Automobile Manufacturers	4.39%
Diversified Banks	4.00%
Integrated Oil & Gas	3.81%
Packaged Foods & Meats	3.52%
Industrial Machinery	3.41%
Semiconductors	3.33%
Wireless Telecommunication Services	3.33%
Apparel, Accessories & Luxury Goods	3.14%
Diversified Metals & Mining	2.62%
Household Products	2.60%
Industrial Gases	2.42%
Fertilizers & Agricultural Chemicals	2.42%
Aerospace & Defense	2.34%
Distillers & Vintners	2.28%
Diversified Real Estate Activities	2.21%
Application Software	2.19%
Tires & Rubber	2.04%
Multi-Line Insurance	2.03%
Diversified Support Services	1.79%
Construction Materials	1.67%
Property & Casualty Insurance	1.60%
Communications Equipment	1.54%
Multi-Utilities	1.33%
Advertising	1.33%
Healthcare Supplies	1.31%
Healthcare Services	1.30%
Oil & Gas Equipment & Services	1.30%
Construction & Farm Machinery & Heavy Trucks	1.18%
Research & Consulting Services	1.08%
Building Products	1.08%
Biotechnology	1.07%
Human Resource & Employment Services	1.06%
Brewers	1.03%
Internet Software & Services	0.96%
Electronic Equipment & Instruments	0.93%
Diversified Capital Markets	0.91%
Regional Banks	0.82%
Industrial Conglomerates	0.60%
Construction & Engineering	0.53%
IT Consulting & Other Services	0.43%
Trading Companies & Distributors	0.42%
Electronic Components	0.39%
Electric Utilities	0.29%
Electrical Components & Equipment	0.25%

96.83%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	3.17%

3.17%

100.00%

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon representing effective yield.

(c)	GEAM the Investment Advisor of the fund also serves as investment of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2013.

Abbreviations:

ADR	American Depository Receipt

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities †
	Common Stock	$254,735	$—	$—	$254,735
	Preferred Stock	3,463	—	—	3,463
	Short-Term Investments	8,458	—	—	8,458

	Total Investments in Securities	$266,656	$—	$—	$266,656

	Other Financial Instruments *
	Futures Contracts—Unrealized Appreciation	$25	$—	$—	$25
	Futures Contracts—Unrealized Depreciation	(20)	—	—	(20)

	Total Other Financial Instruments	$5	$—	$—	$5

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

The Elfun International Fund utilized the fair value pricing service on December 31, 2012 due to events occurring after the close of foreign local markets and before the close of regular trading on the NYSE. This resulted in certain foreign securities being classified as Level 2 at the beginning of the period which were classified as Level 1 at March 31, 2012. The value of securities that were transferred to Level 1 from Level 2 as a result was $242,124.

There were no other transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun International Equity Fund	$231,503	$46,455	$(11,302)	$35,153

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen Treasurer, Elfun Funds

Date: May 24, 2013